(13) Accrued Expenses: Schedule Of Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Accrued Royalties, Current	$ 845,656	$ 641,446
Value added and business flat taxes	655,678	262,440
Accrued interest	625,654	27,831
Payroll, taxes and employee benefits	347,161	540,931
Accrued Professional Fees, Current	317,300	352,072
Accrued outside services	151,839	38,630
Accrued travel costs	85,756
Settlement costs	82,000	50,000
Board of Directors fees	80,000	265,000
Accrued cellular costs	50,500	27,662
Legal costs	47,779	14,628
Warranty and manufacturing costs	30,622	30,622
Accrued other expenses	16,711	183,722
Accrued cost of revenues		4,467
Accrued liabilities	$ 3,336,656	$ 3,001,062	$ 2,713,230